LEASE COMMITMENTS	12 Months Ended
Dec. 31, 2019
Lease Commitments [Abstract]
LEASE COMMITMENTS	LEASES
Terex has operating leases for real property, vehicles and office and industrial equipment, generally expiring over terms from 1 to 15 years. Many of the leases held by Terex include options to extend or terminate the lease.
Real property leases are used for office, administrative and industrial purposes. The base terms of these leases typically expire between 2 and 6 years, with options to renew between 1 and 15 years. Most of our renewal options are linked to market conditions and Terex cannot estimate how existing renewal options will affect the monthly payments. Residual value guarantees are not material.
The vehicle leases mainly include cars and trucks. Term length for these leases typically varies between 1 and 7 years.
Office and industrial equipment leases primarily include machinery used for conducting business at office locations and manufacturing sites worldwide. Term length for these leases typically varies between 1 and 6 years.
Operating Leases
Operating lease cost consists of the following (in millions):

Year Ended
December 31, 2019
Operating lease cost	$33.8
Variable lease cost	6.7
Short-term lease cost	5.0
Total operating lease costs	$45.5
Variable lease costs correspond to future period lease payments which are determined at fair market value at determined points in time. Operating lease obligations consist primarily of commitments to rent real properties.

Supplemental balance sheet information related to leases (in millions, except lease term and discount rate):

December 31, 2019
Operating lease right-of-use assets included within Other assets	$122.9

Current maturities of operating leases included within Other current liabilities	$25.9
Non-current operating leases included within Other liabilities	104.7
Total operating lease liabilities	$130.6

Weighted average discount rate for operating leases	5.58%
Weighted average remaining operating lease term in years	6
Maturities of operating lease liabilities (in millions):

Years Ending December 31,	December 31, 2019
2020	$31.3
2021	27.8
2022	24.8
2023	21.9
2024	16.9
Thereafter	27.6
Total undiscounted operating lease payments	150.3
Less: Imputed interest	(19.7)
Total operating lease liabilities	130.6
Less: Current maturities of operating lease liabilities	(25.9)
Non-current operating lease liabilities	$104.7
Supplemental cash flow and other information related to operating leases (in millions):

Year Ended
December 31, 2019
Cash paid for amounts included in the measurement of operating lease liabilities	$36.6
Operating right-of-use assets obtained in exchange for operating lease liabilities	$22.9
Disclosures related to periods prior to adoption of the Lease Standard

Future minimum noncancellable operating lease payments at December 31, 2018 were as follows (in millions):

2019	$30.5
2020	25.8
2021	22.9
2022	18.7
2023	16.4
Thereafter	37.0
Total minimum obligations	$151.3

Most of the Company’s operating leases provide the Company with the option to renew the leases for varying periods after the initial lease terms. These renewal options enable the Company to renew the leases based upon the fair rental values at the date of expiration of the initial lease. Total rental expense under operating leases was $37.5 million and $36.5 million in 2018 and 2017, respectively.